Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment

Note 13. Property, Plant and Equipment

		Other
	Property	Equipment	Total

	(USD in thousands)
Cost at December 31, 2019	$179	$93	$272
Additions during the year	55	149	204
Exchange rate adjustments	23	21	44
Cost at December 31, 2020	257	263	520
Depreciation at December 31, 2019	(144)	(27)	(171)
Depreciation for the year	(71)	(34)	(105)
Exchange rate adjustment	(22)	(1)	(23)
Depreciation at December 31, 2020	(237)	(64)	(299)
Carrying amount at December 31, 2020	$20	$201	$221
Carrying amount of right-of-use assets at December 31, 2020	$20	$—	$20

		Other
	Property	Equipment	Total

	(USD in thousands)
Cost at January 1, 2019	$171	$32	$203
Additions during the year	12	61	73
Exchange rate adjustments	(4)	—	(4)
Cost at December 31, 2019	179	93	272
Depreciation at January 1, 2019	(79)	(13)	(92)
Depreciation for the year	(67)	(14)	(81)
Exchange rate adjustment	2	—	2
Depreciation at December 31, 2019	(144)	(27)	(171)
Carrying amount at December 31, 2019	$35	$66	$101
Carrying amount of right-of-use assets at December 31, 2019	$35	$—	$35

Depreciation included in the statement of comprehensive loss:

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Research and development	$90	$64	$58
General and administrative	15	16	15
Total depreciation included in the statement of comprehensive loss	$105	$80	$73
Total accumulated depreciation of right-of-use assets at December 31,	$236	$145	$79